NEUBERGER&BERMAN
ADVISER MANAGEMENT TRUST

Supplement to the Joint Prospectus dated May 1, 1998, as amended July 15, 1998

I. The section which provides a summary of the features of the International Portfolio of Neuberger&Berman Adviser Management Trust (page 4) is revised to read as follows:

                                            Investment                          Principal Series
                                            Objective                           Investments

--------------------------------------- -------------------------------------- --------------------------------------
INTERNATIONAL PORTFOLIO                 Long-term capital appreciation         Primarily in foreign stocks of any
                                                                               capitalization, both in developed
                                                                               economies and in emerging markets.
                                                                               Portfolio manager seeks undervalued
                                                                               companies in countries with strong
                                                                               potential for growth.
--------------------------------------- -------------------------------------- --------------------------------------

II. The second paragraph in the section on the Investment Program of AMT International Investments (page 21) is revised to read as follows:

INVESTMENT PROGRAMS

     AMT International Investments invests primarily in equity securities of companies traded on foreign exchanges. The Series may invest in companies of any market capitalization. See "Special Considerations of Small- and Mid-Cap Company Stocks" on page 24. The strategy of N&B Management is to select attractive investment opportunities outside the United States, allocating the Series' assets among investments in economically mature countries and emerging industrialized countries. The criteria for security selection focus on companies with leadership in specific industries that appear to exhibit positive fundamentals and seem undervalued relative to their earnings potential or the worth of their assets. At least 65% of the Series' total assetst normally are invested in equity securities of foreign issuers. The Series may invest more heavily in certain countries than in others. From time to time, the Series may invest a significant portion of its assets in Japan. See "Description of Investments" on page 40.

III. The paragraph regarding the portfolio management of AMT Guardian Investments in the section "Management and Administration - Investment Manager, Administrator, Sub-Adviser and Distributor" (page 36) is revised to read as follows:

MANAGEMENT AND ADMINISTRATION

Investment Manager, Administrator, Sub-Adviser and Distributor

     AMT Guardian Investments -- Kevin L. Risen and Rick White. Messrs. Risen and White are co-managers of the Series. Mr. Risen is a Vice President of N&B Management and a principal of Neuberger&Berman. Mr. Risen has had responsibility for AMT Guardian Investments since its inception in October 1997. Mr. Risen has been a portfolio manager for Neuberger&Berman since 1996. He was a research analyst at Neuberger&Berman from 1992 to 1995. Mr. White is a Vice President of N&B Management. He has had responsibility for AMT Guardian Investments since September 1998. From 1989 to September 1998, he was a portfolio manager for a mutual fund managed by a prominent investment adviser.


The date of this Supplement is September 11, 1998.

NEUBERGER&BERMAN
ADVISER MANAGEMENT TRUST
GUARDIAN PORTFOLIO

     Supplement to the Prospectus dated May 1, 1998, as amended July 15, 1998

     The paragraph regarding the portfolio management of AMT Guardian Investments in the section "Management and Administration - Investment Manager, Administrator, Sub-Adviser and Distributor" (page 15) is revised to read as follows:

MANAGEMENT AND ADMINISTRATION

Investment Manager, Administrator, Sub-Adviser and Distributor

     Kevin L. Risen and Rick White are co-managers of the Series. Mr. Risen is a Vice President of N&B Management and a principal of Neuberger&Berman. Mr. Risen has had responsibility for AMT Guardian Investments since its inception in October 1997. Mr. Risen has been a portfolio manager for Neuberger&Berman since 1996. He was a research analyst at Neuberger&Berman from 1992 to 1995. Mr. White is a Vice President of N&B Management. He has had responsibility for AMT Guardian Investments since September 1998. From 1989 to September 1998, he was a portfolio manager for a mutual fund managed by a prominent investment adviser.


The date of this Supplement is September 11, 1998.